RELATED PARTY BALANCES AND TRANSACTIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent	$ 11,688,383	$ 4,937,538	$ 5,028,898	$ 1,504,742
Amounts due from related parties	61,200			7,879
Amounts due to related parties	79,090	69,018		$ 10,182
Amount earned by the company	61,320	565	675
Amount incurred by the company	172,334	158,870	175,042
Cloud service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Amount incurred by the company	170,291	152,429	171,692
SMS channel service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Amount incurred by the company	49	135	1,018
Software purchased
RELATED PARTY BALANCES AND TRANSACTIONS
Amount incurred by the company	17	1,300	1,997
Other services
RELATED PARTY BALANCES AND TRANSACTIONS
Amount incurred by the company	1,977	5,006	335
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Amount earned by the company	320	565	$ 675
Airstar bank | Technology services
RELATED PARTY BALANCES AND TRANSACTIONS
Amount earned by the company	61,000
Related Party
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	79,090	69,018
Related Party | Tencent Group
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent	486,150	346
Related Party | Tencent Group | Cloud equipment and services
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	62,377	55,939
Related Party | Tencent Group | ESOP management service income
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	15,001	11,957
Related Party | Tencent Group | SMS channel service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	1,712	$ 1,122
Related Party | Airstar bank
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 61,200